Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 122,930	$ 233,479	$ 199,504	$ 361,777
Short-term investments		196,538	138,915
Accounts receivable, net		19,391	40,632
Due from related parties		1,137	6,986
Inventories		12,667	3,879
Prepayments and other current assets		10,236	6,866
Total current assets		362,899	430,783
Non-current assets:
Deferred tax assets	[1]	5,690	6,072
Property and equipment, net		21,903	24,685
Construction in progress		6,775	4,517
Intangible assets, net		9,991	5,511
Goodwill		20,717	21,760
Other long-term prepayments		593	1,885
Total assets		455,431	533,437
Current liabilities:
Accounts payable (note a)		22,629	49,819
Due to a related party		5,234	10
Contract liabilities and deferred income, current portion		30,295	28,046
Accrued liabilities and other payables (note b)		44,065	59,871
Total current liabilities		108,035	141,696
Non-current liabilities:
Contract liabilities and deferred income, non-current portion	[2]	1,850	3,242
Deferred tax liabilities		1,366
Total liabilities		111,251	150,600
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents		47,695	48,044
Short-term investments		10,272	7,853
Accounts receivable, net		20,168	40,938
Due from related parties		1,123	6,970
Inventories		12,332	3,880
Prepayments and other current assets		14,518	10,963
Held-for-sale assets		0	26
Total current assets		106,108	118,674
Non-current assets:
Equity method investments		18,325	27,428
Deferred tax assets		5,033	4,555
Property and equipment, net		14,604	19,491
Construction in progress		6,775	4,517
Intangible assets, net		9,991	5,511
Goodwill		20,717	21,760
Other long-term prepayments		593	1,885
Total non-current assets		76,038	85,147
Total assets		182,146	203,821
Current liabilities:
Accounts payable (note a)	[3]	48,276	68,469
Due to a related party		298	10
Contract liabilities and deferred income, current portion		29,794	27,738
Income tax payable		2,437	3,128
Accrued liabilities and other payables (note b)	[4]	158,288	132,322
Held-for-sale liabilities		3,309	822
Total current liabilities		242,402	232,489
Non-current liabilities:
Contract liabilities and deferred income, non-current portion		1,850	2,934
Deferred tax liabilities		1,366	0
Total non-current liabilities		3,216	2,934
Total liabilities		$ 245,618	$ 235,423

[1]	As at December 31, 2017 and 2018, the deferred tax assets and liabilities balances are expected to be recoverable as follows
[2]	As of December 31, 2018, the non-current portion consists of government grants of USD 1,333,000 (2017: USD 2,509,000).
[3]	The balance included inter-companies balances with the Company and its subsidiaries of USD 18,704,000 and USD 25,703,000 as of December 31, 2017 and 2018, respectively.
[4]	The balance included inter-companies balances with the Company and its subsidiaries of USD 74,394,000 and USD 118,259,000 as of December 31, 2017 and 2018, respectively.